Related Party Transactions - Schedule of List of Associates (Parenthetical) (Details) - D W A Nova L L C - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2015
Disclosure Of Significant Investments In Associates [Line Items]
Voting interest acquired		16.00%	20.00%
Cash consideration			$ 15
Liquidation effective date	Nov. 17, 2017
Impairment loss	$ 11	$ 3